Other Income, Net - Schedule of Other Income, Net (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Schedule of Other Income, Net [Abstract]
Gain on foreign currency exchange, net	$ 312,091	$ 402,621	$ 13,291	$ 21,083
Operating lease modifications			30,798	7,025
Gain on disposal of property, plant and equipment	26,766	34,530	957	5,000
Rental income	33,654	43,416	42,378	19,003
Fair value change in financial instrument (Note 8)	(2,369)	(3,056)	5,478	9,502
Government grants	17,530	22,615	28,192	136,827
Interest income from loan receivables (Note 11)	125,832	162,332	300,129
Toal other income, net	$ 513,504	$ 662,458	$ 421,223	$ 198,440